Label	Element	Value
TIAA-CREF Inflation-Linked Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001084380_SupplementTextBlock

Change to the Fund’s Benchmark Index

Effective January 1, 2016, the Fund’s benchmark index will change from the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) to the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. Therefore, the fourth full paragraph of the section entitled “Principal Investment Strategies” set forth on page 5 of the Prospectus should be replaced in its entirety with the following:

“Effective January 1, 2016, the Fund’s benchmark index will change from the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Barclays TIPS Index”) to the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (the “Barclays TIPS 1–10 Index”). As of September 30, 2015, the duration of the Barclays TIPS Index was 7.9 years and the duration of the Barclays TIPS 1–10 Index was 5.5 years. Although the Fund may invest in fixed-income securities of any duration, typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of U.S. Government inflation-indexed bonds.”

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Inflation-Linked Bond Fund